Note 12. Subsequent Events (Details) - USD ($)	1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 21, 2016	Feb. 29, 2016	Feb. 16, 2016	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 19, 2016	Mar. 11, 2016	Mar. 10, 2016	Jan. 22, 2016	Jan. 12, 2016	Dec. 08, 2015	Dec. 07, 2015	Oct. 19, 2015	Oct. 16, 2015	Jul. 22, 2015	Jun. 17, 2015	Mar. 16, 2015	Mar. 15, 2015
Purchase of display and equipment					$ 504,597	$ 0	$ 0	$ 0
Share Price					$ 10.15													$ 10
Common Stock, Shares Authorized																				30,000,000	500,000,000
Preferred Stock, Shares Authorized					1,000,000		3,000,000	3,000,000		1,000,000	3,000,000									3,000,000	10,000,000
Stock and warrants issued for cash, Value				$ 10,000,000	$ 41,761,319		$ 24,500,000
Rose City Outdoor
Business Acquisition Gross Purchase Price					287,321
Kelley Outdoor Media LLC
Business Acquisition Gross Purchase Price					2,021,885
Jag, Inc.
Business Acquisition Gross Purchase Price					6,954,246
United Casualty and Surety Insurance Company
Business Acquisition Gross Purchase Price									$ 13,000,000
Escrowed Funds | Jag, Inc.
Business Acquisition Gross Purchase Price					$ 687,500
Common Class A
Common Stock, Shares Authorized					1,161,161		1,300,000	1,300,000		1,161,116	1,300,000					1,300,000			12,000,000
Common Stock [Member]
Common Stock, Shares Authorized					11,000,000		28,700,000	28,700,000		11,000,000	18,000,000					28,700,000			18,000,000
TAG SW1, LLC
Equity Method Investment, Ownership Percentage														15.00%
Equity contribution amount														$ 97,500
Logic Real Estate Companies, LLC
Equity Method Investment, Ownership Percentage															30.00%
Equity contribution amount															$ 195,000
DFH Leyden, LLC
Equity Method Investment, Ownership Percentage																	8.33%
Equity contribution amount																	$ 377,732
Subsequent Event
Common Stock, Shares Authorized										11,000,000
Preferred Stock, Shares Authorized										1,000,000
Stock and warrants issued for cash, Value	$ 25,016,005
Subsequent Event | Common Class A
Common Stock, Shares Authorized										1,161,116
Subsequent Event | Link Media Florida, LLC | Rose City Outdoor of Florida, LLC
Purchase of display and equipment			$ 287,320
Subsequent Event | Link Media Wisconsin, LLC
Business Acquisition Gross Purchase Price												$ 6,954,246
Subsequent Event | Link Media Wisconsin, LLC | Escrowed Funds
Business Acquisition Gross Purchase Price												$ 687,500
Subsequent Event | DFH Leyden 2, LLC
Equity Method Investment, Ownership Percentage													7.15%
Equity contribution amount													$ 159,167
Common Stock [Member]
Stock and warrants issued for cash, Value					$ 4,115		$ 1,450
Stock and warrants issued for cash, Shares					4,114,415		1,450,000
Common Stock [Member] | Subsequent Event
Share Price	$ 10.15
Stock and warrants issued for cash, Shares	2,464,631
Class A Common Stock
Stock and warrants issued for cash, Value							$ 1,000
Stock and warrants issued for cash, Shares							1,000,000
Additional Paid-In Capital
Stock and warrants issued for cash, Value					$ 41,757,204		$ 24,497,550
Majority Stockholders 1 & 2 | Common Class A
Stock and warrants issued for cash, Shares				500,000
Majority Stockholders 1 & 2 | Subsequent Event
Stock and warrants issued for cash, Value	$ 20,753,756
Majority Stockholders 1 & 2 | Subsequent Event | Interest
Debt Conversion, Original Debt, Amount		$ 3,014
Majority Stockholders 1 & 2 | Subsequent Event | Principal
Debt Conversion, Original Debt, Amount		$ 50,000
Majority Stockholders 1 & 2 | Common Stock [Member] | Subsequent Event
Debt Conversion, Converted Instrument, Shares Issued		5,223
Share Price		$ 10.15
Stock and warrants issued for cash, Shares	2,044,705
Majority Stockholders 1 & 2 | Warrant
Stock and warrants issued for cash, Shares							50,000
Boulderado Partners LLC
Stock and warrants issued for cash, Shares							250,000
Magnolia Capital Fund, LP
Stock and warrants issued for cash, Shares							1,200,000
Controlling stockholder
Debt Conversion, Original Debt, Amount							$ 398,224
Controlling stockholder | Common Stock [Member]
Stock and warrants issued for cash, Shares					2,906,403